Events after the reporting date (Details)	Oct. 14, 2025 $ / shares	Jun. 30, 2025 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Share price (in usd per share) | $ / shares	$ 4.47
3iQ Corp | Major business combination | Forecast
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
3iQ Corp | Major business combination | Monex Group Inc. | Forecast
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		97.00%
Fair value of consideration | $		$ 111,840,476
Share price (in usd per share) | $ / shares		$ 4
Number of instruments or interests issued or issuable (in shares) | shares		27,149,684
3iQ Corp | Major business combination | 3iQ Minority Shareholders | Forecast
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable (in shares) | shares		810,435